Transfers of Financial Assets - Additional Information (Detail) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Transferred financial assets with continuing involvement that are derecognized in their entirely	€ 0	€ 0
Amount of collateral pledged for derivative transactions	2,400,000,000	1,400,000,000
The Netherlands [member]
Disclosure of financial assets [line items]
Mortgage loan pledged as security for notes issued	€ 5,500,000,000	€ 6,000,000,000